Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Deposit and other receivables	[1]	¥ 17,836,319	$ 2,549,903	¥ 328,837
Deductible input VAT–estimated	[2]	3,712,452	530,737	5,400,771
Prepayment to suppliers	[3]	49,489,663	7,075,107	1,335,702
Total prepayment and other current assets		¥ 71,038,434	$ 10,155,747	¥ 7,065,310

[1]	Deposit and other receivables mainly included the deposit amounting of RMB17,487,250 (US$2,500,000) paid to a third party consultant for the Company’s acquisition of a commodity trading company, rent deposits, staff advances and other miscellaneous receivables.
[2]	Deductible input VAT - estimated represented the input VAT tax on transportation services completed but not being issued of VAT invoice at the end of the year.
[3]	Prepayment to suppliers mainly represented the prepayment to the supplier A amounting of RMB41,920,963 (US$5,993,075), the prepaid diesel fuel cost and other miscellaneous prepayments.